Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 15,000,000	Taxes	UNITED STATES		U.S. Federal Government [Member]	Williston Basin [Member]	Oil and Natural Gas Wells [Member]	Crude Oil, NGL’s and Natural Gas [Member]	Well
#: 3
	327,490	Fees	UNITED STATES		U.S. Federal Government [Member]	North Dakota [Member]	Oil and Natural Gas Wells [Member]	Crude Oil, NGL’s and Natural Gas [Member]	Well
#: 4
	647,570	Royalties	UNITED STATES	snj:US-MT	U.S. Federal Government [Member]	Montana [Member]	Oil and Natural Gas Wells [Member]	Crude Oil, NGL’s and Natural Gas [Member]	Well
#: 5
	$ 60,295,829	Royalties	UNITED STATES	snj:US-ND	U.S. Federal Government [Member]	North Dakota [Member]	Oil and Natural Gas Wells [Member]	Crude Oil, NGL’s and Natural Gas [Member]	Well